Sep-27-07 03:24pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-875 P.002/002 F-191

Paras Madho
Director
Securities Operations

NYSE Group

07078902

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERT NYS

1- 33028

RECD S.E.C.
SEP 2 7 2007
1086

September 27, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FPL GROUP CAPITAL INC., Series E Junior Subordinated Debentures due 2067 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 26, 2007. Tentative listing date – October 3, 2007.

Sincerely,

Paras Madho

PROCESSED
OCT 0 1 2007
THOMSON
FINANCIAL

END